Business Combination and Acquisitions - Schedule of Allocation of Purchase Price to Net Assets Acquired Based on Estimated Fair Values, as well as Associated Estimated Useful lives of Acquired Intangible Assets (Details) - USD ($)
$ in Thousands
	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Jul. 31, 2019	Feb. 29, 2020	May 31, 2021	Feb. 04, 2021	Feb. 03, 2021	Feb. 28, 2019
Business Acquisition [Line Items]
Definite-lived intangible assets					$ 720,000
Cash and cash equivalents					180,115
Accounts receivable					124,168
Property and equipment, net					37,924
Goodwill	$ 2,628,646		$ 752,756	$ 2,630,941	2,628,964	$ 752,789	$ 482,378
Total assets acquired and liabilities assumed					2,272,666
Amber Road Inc.
Business Acquisition [Line Items]
Definite-lived intangible assets		$ 201,100
Cash and cash equivalents		6,524
Accounts receivable		19,191
Prepaid expenses and other current assets		2,145
Property and equipment, net		3,160
Other non-current assets		1,261
Total tangible assets		32,281
Goodwill		263,317
Total assets		496,698
Accounts payable		2,100
Accrued expenses and other liabilities		6,901
Deferred revenue		29,872
Other long-term liabilities		29,181
Total liabilities assumed		68,054
Total assets acquired and liabilities assumed		428,644
Content Library
Business Acquisition [Line Items]
Definite-lived intangible assets					50,000
Useful lives	10 years		10 years
Content Library | Amber Road Inc.
Business Acquisition [Line Items]
Definite-lived intangible assets		$ 57,000
Useful lives		10 years
Customer Relationships
Business Acquisition [Line Items]
Definite-lived intangible assets					300,000
Useful lives	20 years
Customer Relationships | Amber Road Inc.
Business Acquisition [Line Items]
Definite-lived intangible assets		$ 103,100
Useful lives		12 years
Technology
Business Acquisition [Line Items]
Definite-lived intangible assets					$ 370,000
Useful lives			7 years
Technology | Amber Road Inc.
Business Acquisition [Line Items]
Definite-lived intangible assets		$ 41,000
Useful lives		7 years